3. Going concern (Details Narrative)	Jun. 30, 2016 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working Capital Deficiency	$ (3,246,708)
Accumulated Deficit	$ (20,508,791)